Risk management and financial instruments (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Notional Amount, Fixed Interest Rate Payable

Below is a summary of the notional amount, fixed interest rate payable and duration of the outstanding principal as at June 30, 2018.

Variable interest entity	Outstanding principal as at June 30, 2018 (In $ millions)	Receive rate	Pay rates	Length of contracts
SFL Linus Limited (West Linus)	141	1—3 month LIBOR	1.77—2.01%	Dec 2013—Dec 2018

Realized and Unrealized Gains and Losses

The total realized and unrealized gains and losses recognized in the Consolidated Statement of Operations relating to above derivative arrangements for the six months ended June 30, 2018 and 2017 are as follows:

(In $ millions)	Six Months Ended June 30,
(Losses)/Gains recognized in the consolidated statement of operations relating to derivative financial instruments	2018	2017
Interest rate swap agreements not qualified as hedge accounting	(1)	(18)
Cross currency interest rate swaps not qualified as hedge accounting	—	29
Foreign currency spot trades not qualified as hedge accounting	—	1
Convertible loan agreement	4	(5)
Interest rate cap	(7)	—

(Loss)/Gain on derivative financial instruments	(4)	7

Carrying Value and Estimated at Fair Value of Financial Instruments

The carrying value and estimated fair value of our financial instruments as at June 30, 2018 and December 31, 2017 were as follows

Financial assets

	As at June 30, 2018		As at December 31, 2017
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Cash and cash equivalents	809	809	1,255	1,255
Restricted cash	409	409	104	104
Derivative Asset—interest rate cap	61	61	—	—
Related party loans receivable—short term	18	18	25	25
Related party loans receivable—long term	547	535	522	515

Financial Instruments Measured at Fair Value on a Recurring Basis

Financial assets that are measured at fair value on a recurring basis:

		Fair value measurements as at the reporting date using
(In $ millions)	Total fair value As at June 30, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Marketable securities - current asset	121	121	—	—
Interest rate cap – current asset	61	—	61	—
Convertible debt instruments - non-current asset	58	—	—	58

Total assets	240	121	61	58

		Fair value measurements as at the reporting date using
(In $ millions)	Total fair value As at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Marketable securities - current asset	124	124	—	—
Convertible debt instrument - non-current asset	52	—	—	52

Total assets	176	124	—	52

Reconciliation of Convertible Debt Instrument Classified Within Level 3

The following table is a reconciliation of the convertible debt instrument classified within Level 3 of the valuation hierarchy for the periods indicated:

(In $ millions)	Total fair value (Level 3)
As at December 31, 2017	52
Change in fair valued recognized in the Statement of Operations	4
Change in fair value recognized in Other Comprehensive Income	2

As at June 30, 2018	58